Note Non-consolidated VIEs (Carrying amount and classification of assets related to the Corporation's VI in non-consolidated VIEs, PR Asset Portfolio 2013-1 International, LLC and max exposure to loss) (Detail) - PR Asset Portfolio 2013-1 International, LLC - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 83,565	$ 142,331
Liabilities	(11,772)	(12,960)
Net assets	71,793	129,371
Maximum exposure to loss	71,793	129,371
Loan
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	58,302	110,643
Acquisition Loan
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	35,121	97,193
Advances Working Capital Line
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	885	990
Advances Advance Facility
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	22,296	12,460
Accrued Income Receivable
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	169	314
Equity Method Investments
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	25,094	31,374
Deposits
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	$ (11,772)	$ (12,960)